Provisions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	R$ 10,142,022	R$ 9,138,469
Customer Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	158,584	200,966
Supplier Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	968,752	1,147,606
Other Civil Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	695,097	1,146,048
Tax Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	1,067,350	1,869,583
Labor Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	3,093,735	1,471,423
Environmental Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	R$ 4,158,504	R$ 3,302,843